Axonic Strategic Income Fund

Consolidated Schedule of Investments

7/31/2026 (Unaudited)

Description			Shares	Value
COMMON STOCKS (0.01%)

Financials (0.01%)
Redwood Trust, Inc. REIT			44,220	$202,085

TOTAL COMMON STOCKS
(Cost $521,155)				202,085

Description		Rate	Shares	Value
PREFERRED STOCKS (0.21%)

Financials (0.21%)
ACRES Commercial Realty Corp., Series D(a)		7.87%	83,247	1,806,460
Arbor Realty Trust, Series F		6.25%	99,092	2,233,534
Rithm Capital Corp., Series D(a)(b)		7.00%	78,637	1,965,139
TPG RE Finance Trust, Inc., Series C(a)		6.25%	120,705	2,234,249

TOTAL PREFERRED STOCKS
(Cost $9,531,100)				8,239,382

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (27.08%)

Automobile (0.58%)
Chase Auto Credit Linked Notes, Series 2025-1, Class G(c)	10.42%	04/25/29	$749,509	745,237
Flagship Credit Auto Trust, Series 2022-3, Class E(c)	7.95%	10/15/29	1,000,000	445,400
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(c)	4.34%	12/25/26	4,166,667	4,135,417
Research-Driven Pagaya Motor AssetTrust 2026-4, Series 2026-4A, Class A4	5.80%	05/25/35	7,500,000	7,497,000
Research-Driven Pagaya Motor AssetTrust 2026-4, Series 2026-4A, Class B	6.63%	05/25/35	4,500,000	4,488,300
Research-Driven Pagaya Motor AssetTrust 2026-4, Series 2026-4A, Class C	7.26%	05/25/35	1,450,000	1,451,450
Research-Driven Pagaya Motor AssetTrust 2026-4, Series 2026-4A, Class D	8.62%	05/25/35	825,000	808,500
United Auto Credit Securitization Trust, Series 2025-1, Class D(c)	5.96%	01/10/28	3,500,000	3,521,350
Total Automobile				23,092,654

Home Equity (10.31%)
ACHM Trust, Series 2025-HE2, Class A(b)(c)	5.47%	08/25/55	7,954,030	7,903,827
ACHM Trust, Series 2025-HE2, Class B(b)(c)	5.66%	08/25/55	3,720,128	3,696,547
ACHM Trust, Series 2025-HE3, Class A(b)(c)	5.20%	11/25/55	17,633,722	17,295,153
ACHM Trust, Series 2025-HE3, Class B(b)(c)	5.45%	11/25/55	3,070,389	3,016,660
ACHM Trust, Series 2025-HE3, Class C(b)(c)	5.80%	11/25/55	9,369,097	9,236,101
ACHM Trust, Series 2025-HE3, Class D(b)(c)	6.64%	11/25/55	4,491,000	4,433,079
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1B(c)(d)	5.38%	10/25/55	7,535,838	7,478,036
Deephaven Residential Mortgage Trust, Series 2026-CES1, Class A1B(c)(d)	5.41%	04/25/30	4,740,386	4,703,116
Deephaven Residential Mortgage Trust, Series 2026-CES1, Class A2(c)(d)	5.68%	04/25/30	2,250,000	2,223,627
Deephaven Residential Mortgage Trust, Series 2026-CES1, Class M1(b)(c)	6.33%	04/25/30	3,329,000	3,295,345
Fig Six Trust, Series 2026-PF1, Class A(b)(c)	5.76%	08/25/56	3,800,000	3,783,557
Fig Six Trust, Series 2026-PF1, Class B(b)(c)	5.96%	08/25/56	3,500,000	3,484,938
Fig Six Trust, Series 2026-PF1, Class C(b)(c)	6.16%	08/25/56	3,500,000	3,485,033
FIGRE Trust, Series 2026-FL1, Class A2(c)(d)	5.79%	03/25/56	4,631,789	4,613,849
FIGRE Trust, Series 2026-HE4, Class A(b)(c)	5.30%	05/25/56	9,336,681	9,209,584

	Rate	Maturity Date	Principal Amount	Value
FIGRE Trust, Series 2026-HE5, Class A(b)(c)	5.61%	06/25/56	4,250,682	4,230,075
FIGRE Trust, Series 2026-HE5, Class C(b)(c)	5.96%	06/25/56	1,468,847	1,460,630
GS Mortgage-Backed Securities Trust, Series 2026-AH1, Class A1B(b)(c)	30D US SOFR + 1.65%	04/25/35	9,555,033	9,577,040
GS Mortgage-Backed Securities Trust, Series 2026-AH1, Class M1(b)(c)	30D US SOFR + 1.80%	04/25/35	5,000,000	5,016,166
GS Mortgage-Backed Securities Trust, Series 2026-AH1, Class M2(b)(c)	30D US SOFR + 2.00%	04/25/35	7,176,000	7,187,517
GS Mortgage-Backed Securities Trust, Series 2026-CES1, Class A3(c)(d)	5.42%	01/25/30	5,000,000	4,922,899
GS Mortgage-Backed Securities Trust, Series 2026-CES2, Class A1B(c)(d)	5.53%	04/25/30	6,617,954	6,572,686
HSI Asset Securitization Corp. Trust, Series 2007-NC1, Class A2(b)	1M CME TERM SOFR + 0.39%	04/25/37	3,974,668	2,498,931
Point Securitization Trust, Series 2026-2, Class A1(c)	5.25%	07/25/56	15,000,000	14,539,502
RCKT Mortgage Trust, Series 2026-CES1, Class A1B(c)(d)	4.93%	01/25/30	2,809,437	2,764,183
SAIF Securitization Trust, Series 2025-CES1, Class A1(c)(d)	5.41%	08/25/29	11,741,060	11,682,813
SAIF Securitization Trust, Series 2025-CES1, Class A2(c)(d)	5.64%	08/25/29	2,000,000	1,987,919
SAIF Securitization Trust, Series 2025-CES1, Class A3(c)(d)	5.99%	08/25/29	2,250,000	2,245,803
SAIF Securitization Trust, Series 2025-CES1, Class M1(c)(d)	6.24%	08/25/29	2,000,000	1,996,216
SAIF Securitization Trust, Series 2026-CES1, Class A1A(c)(d)	5.40%	02/25/56	3,316,101	3,293,239
SAIF Securitization Trust, Series 2026-CES1, Class A1B(c)(d)	5.55%	02/25/56	3,031,864	3,014,361
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A1(b)(c)	3.50%	02/25/52	592,287	589,456
Saluda Grade Alternative Mortgage Trust, Series 2025-FIG6, Class A1(b)(c)	5.18%	01/25/36	17,297,680	17,003,851
Saluda Grade Alternative Mortgage Trust, Series 2025-FIG6, Class M1(b)(c)	5.48%	01/25/36	7,417,245	7,314,194
Saluda Grade Alternative Mortgage Trust, Series 2025-FIG6, Class M2(b)(c)	5.58%	01/25/36	8,216,398	8,078,349
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A(b)(c)	1M CME TERM SOFR + 1.60%	07/25/33	10,709,252	10,761,173
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1B(b)(c)	1M CME TERM SOFR + 1.80%	07/25/33	13,042,000	13,119,635
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class M1(b)(c)	1M CME TERM SOFR + 2.20%	07/25/33	12,192,000	12,245,897
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class M2(b)(c)	1M CME TERM SOFR + 2.60%	07/25/33	9,565,000	9,606,925
Saluda Grade Alternative Mortgage Trust, Series 2026-LOC6, Class A1A(b)(c)	1M CME TERM SOFR + 1.50%	06/25/56	4,331,169	4,337,154
Saluda Grade Alternative Mortgage Trust, Series 2026-LOC6, Class A1B(b)(c)	1M CME TERM SOFR + 1.75%	06/25/56	6,256,133	6,256,104
Saluda Grade Alternative Mortgage Trust, Series 2026-LOC6, Class M1(b)(c)	1M CME TERM SOFR + 1.80%	06/25/56	4,500,000	4,499,979
Saluda Grade Alternative Mortgage Trust, Series 2026-LOC6, Class M2(b)(c)	1M CME TERM SOFR + 2.45%	06/25/56	5,000,000	4,999,971
Soundview Home Loan Trust, Series 2007-OPT4, Class 1A1(b)	1M CME TERM SOFR + 1.11%	09/25/37	5,096,808	3,747,510
Towd Point Mortgage Trust, Series 2025-FIX1, Class A1(c)(d)	4.97%	09/25/29	5,779,146	5,710,669
Towd Point Mortgage Trust, Series 2025-FIX2, Class A1(c)(d)	5.25%	10/25/29	12,206,364	12,100,878
Towd Point Mortgage Trust, Series 2025-FIX2, Class A2(c)(d)	5.45%	10/25/29	4,941,000	4,880,076
Towd Point Mortgage Trust, Series 2025-FIX2, Class M1(c)(d)	5.55%	10/25/29	7,500,000	7,396,973
Towd Point Mortgage Trust, Series 2026-FIX1, Class A2(c)(d)	5.30%	12/25/65	5,000,000	4,903,324
Towd Point Mortgage Trust, Series 2026-FIX1, Class M1(c)(d)	5.45%	12/25/65	6,000,000	5,883,543
Unlock HEA Trust, Series 2026-1, Class A(c)	5.75%	06/25/42	5,494,089	5,337,905
Vista Point Securitization Trust, Series 2024-CES2, Class M1(b)(c)	6.36%	09/25/28	1,506,000	1,500,816
Vista Point Securitization Trust, Series 2025-CES3, Class A1(c)(d)	5.30%	10/25/29	20,038,236	19,849,620
Vista Point Securitization Trust, Series 2025-CES3, Class A2(c)(d)	5.45%	10/25/29	7,500,000	7,384,634

	Rate	Maturity Date	Principal Amount	Value
Vista Point Securitization Trust, Series 2025-CES3, Class A3(c)(d)	5.60%	10/25/29	6,816,000	6,701,731
Vista Point Securitization Trust, Series 2025-CES3, Class M1(c)(d)	5.95%	10/25/29	2,490,500	2,452,429
Vista Point Securitization Trust, Series 2026-CES1, Class A1(c)(d)	5.04%	02/25/30	21,227,250	20,922,791
Vista Point Securitization Trust, Series 2026-CES1, Class A2(c)(d)	5.23%	02/25/30	4,000,000	3,904,767
Vista Point Securitization Trust, Series 2026-CES1, Class A3(c)(d)	5.38%	02/25/30	6,250,000	6,092,002
Vista Point Securitization Trust, Series 2026-CES1, Class B1(b)(c)	6.77%	02/25/30	3,250,000	3,174,366
Vista Point Securitization Trust, Series 2026-CES1, Class M1(c)(d)	5.88%	02/25/30	7,500,000	7,345,558
Vista Point Securitization Trust, Series 2026-CES2, Class A1(c)(d)	5.42%	04/25/30	9,690,735	9,630,751
Vista Point Securitization Trust, Series 2026-CES2, Class A3(c)(d)	5.83%	04/25/30	4,500,000	4,447,162
Total Home Equity				413,028,625

Other (7.45%)
AASET 2020-1 Trust, Series 2020-1A, Class C(c)(e)	6.41% PIK	01/16/40	985,965	949,484
Achieve Personal Loan Master Pass-Through Trust Series 2023-PT1, Series 2023-1, Class PT(b)(c)	0.00%	09/15/53	121,340	79,332
Affirm Asset Securitization Trust, Series 2024-X1, Class D(c)	7.29%	05/15/29	822,846	823,422
AIM Aviation Finance, Ltd., Series 2015-1A, Class A1(c)(d)	6.21%	02/15/40	13,582,209	13,451,819
Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2(c)	5.86%	12/20/30	10,000,000	9,937,000
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class B(c)	6.92%	05/15/30	5,625,105	5,719,044
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class C(c)	9.13%	05/15/30	816,108	821,168
Business Jet Securities 2024-2 LLC, Series 2024-2A, Class B(c)	5.75%	09/15/30	5,347,537	5,311,174
Business Jet Securities 2024-2 LLC, Series 2024-2A, Class C(c)	7.97%	09/15/30	1,628,462	1,614,294
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(c)	5.30%	06/15/43	4,071,447	3,969,253
Castlelake Aircraft Structured Trust 2025-2, Series 2025-2A, Class B(c)	6.30%	08/15/32	6,865,851	6,841,134
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(c)	3.97%	04/15/39	1,780,196	1,749,399
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-4A, Class C(c)	8.10%	12/20/30	5,000,000	5,082,000
EDGEX Issuer Trust, Series 2026-PT2, Class PT(b)(c)	21.57%	05/15/36	10,104,246	10,033,517
Ezee Fiber Funding LLC, Series 2026-1A, Class A2	5.99%	08/20/31	15,000,000	15,092,999
Ezee Fiber Funding LLC, Series 2026-1A, Class C	8.46%	08/20/31	3,000,000	3,034,800
Falcon Aerospace, Ltd., Series 2019-1, Class B(c)	4.79%	09/15/26	298,054	296,743
FAT Brands Fazoli's Native I LLC, Series 2021-1, Class B2(c)(f)	8.00%	07/25/51	1,930,000	61,760
Flexential Issuer LLC, Series 2025-2A, Class A2(c)	6.46%	10/25/32	12,511,000	12,418,419
Flexential Issuer LLC, Series 2026-4A, Class A2(c)	6.00%	03/25/31	20,000,000	19,775,999
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(c)	4.46%	12/15/38	1,520,058	1,512,002
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(c)	3.72%	07/15/39	381,465	378,222
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(c)	3.42%	11/15/26	1,862,039	1,847,329
Kinetic ABS Issuer LLC, Series 2026-1A, Class A2(c)	5.22%	02/25/31	5,000,000	4,894,500
Kinetic ABS Issuer LLC, Series 2026-1A, Class C(c)	7.65%	02/25/31	3,500,000	3,533,600
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(c)	6.12%	02/15/29	2,623,463	537,548
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class C(c)	5.68%	09/15/28	3,407,480	3,360,797
ME Funding LLC, Series 2026-1A, Class A2(c)	7.75%	04/30/31	9,556,402	9,590,805
Navigator Aviation, Ltd., Series 2024-1, Class B(c)	6.09%	08/15/31	1,726,190	1,717,042
Pagaya AI Debt Grantor Trust 2024-6 And Pagaya AI Debt Trust, Series 2024-6, Class C(c)	7.07%	11/15/31	3,523,056	3,525,170
Pagaya AI Debt Grantor Trust, Series 2024-8, Class C(c)	6.03%	01/15/32	1,267,421	1,267,421
Pagaya AI Debt Grantor Trust, Series 2024-8, Class D(c)	6.53%	01/15/32	6,405,570	6,408,772

	Rate	Maturity Date	Principal Amount	Value
Pagaya AI Debt Grantor Trust, Series 2025-R2, Class E(c)	9.34%	10/15/32	5,359,060	3,541,267
Pagaya AI Debt Grantor Trust, Series 2026-4, Class A2(c)	5.25%	01/16/34	20,000,000	19,831,999
Pagaya AI Debt Grantor Trust, Series 2026-4, Class B(c)	6.25%	01/16/34	10,000,000	9,986,000
Pagaya AI Debt Grantor Trust, Series 2026-4, Class C(c)	6.51%	01/16/34	8,847,304	8,846,419
Pagaya AI Debt Grantor Trust, Series 2026-4, Class D(c)	6.86%	01/16/34	5,500,000	5,500,550
Pagaya AI Debt Selection Trust, Series 2024-7, Class C(c)	7.10%	12/15/31	5,360,402	5,365,226
Pagaya AI Debt Selection Trust, Series 2026-5, Class B	6.39%	03/15/34	11,950,000	11,934,465
Pagaya AI Debt Selection Trust, Series 2026-5, Class C	6.63%	03/15/34	7,950,000	7,958,745
Pagaya AI Debt Selection Trust, Series 2026-5, Class D	7.07%	03/15/34	2,450,000	2,452,450
Pagaya AI Debt Trust, Series 2025-4, Class B(c)	5.69%	01/17/33	9,999,645	9,999,645
Pagaya AI Debt Trust, Series 2025-R1, Class B(c)	5.71%	06/15/32	2,885,197	2,867,309
Phantom Aviation, Series 2026-1A, Class B(c)	6.03%	01/15/33	2,453,822	2,385,115
Project Silver, Series 2019-1, Class A(c)	3.97%	07/15/44	80,432	77,247
Project Silver, Series 2019-1, Class B(c)	4.95%	07/15/44	6,973,548	6,689,725
Prosper Marketplace Issuance Trust Series 2024-1, Series 2024-1A, Class C(c)	6.96%	10/15/26	2,131,277	2,132,129
Saluda Grade Alternative Mortgage Trust, Series 2026-HB1, Class A1B(b)(c)	1M CME TERM SOFR + 1.55%	12/25/33	5,149,733	5,161,141
Saluda Grade Alternative Mortgage Trust, Series 2026-HB1, Class M2(b)(c)	1M CME TERM SOFR + 2.15%	12/25/33	5,140,000	5,164,309
Saluda Grade Alternative Mortgage Trust, Series 2026-HB1, Class M3(b)(c)	1M CME TERM SOFR + 2.45%	12/25/33	4,500,000	4,521,142
Sprite, Ltd., Series 2021-1, Class B(c)	5.10%	10/15/28	414,690	407,060
Sprite, Ltd., Series 2026-1, Class B(c)	6.21%	03/15/33	7,364,579	7,246,010
Sprite, Ltd., Series 2026-1, Class C(c)	9.41%	03/15/33	9,908,503	9,676,644
Stellar Jay Ireland DAC, Series 2021-1, Class A(c)	3.97%	03/15/28	423,479	417,508
Stellar Jay Ireland DAC, Series 2021-1, Class B(c)	5.93%	03/15/28	339,776	335,495
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(c)	5.93%	05/15/28	5,172,215	4,866,537
TGIF Funding LLC, Series 2017-1A, Class A2(c)	6.20%	04/30/47	4,817,489	4,025,976
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	1,400,016	1,388,676
Total Other				298,414,757

WL Collateral CMO (8.74%)
MFA, Series 2024-NPL1, Class A1(c)(d)	6.33%	09/25/27	4,690,237	4,692,505
PRET LLC, Series 2025-NPL11, Class A2(c)(d)	7.02%	09/25/28	3,900,000	3,902,763
PRET LLC, Series 2025-NPL13, Class A2(c)(d)	6.78%	11/25/28	4,500,000	4,501,258
PRET LLC, Series 2025-NPL5, Class A1(c)(d)	6.24%	05/25/28	15,710,282	15,732,665
PRET LLC, Series 2025-NPL6, Class A1(c)(d)	5.74%	06/25/28	16,858,641	16,864,067
PRET LLC, Series 2025-NPL6, Class A2(c)(d)	8.72%	06/25/28	8,750,000	8,760,658
PRET LLC, Series 2025-NPL7, Class A1(c)(d)	5.66%	07/25/28	6,909,198	6,911,058
PRET LLC, Series 2025-NPL7, Class A2(c)(d)	8.35%	07/25/28	8,000,000	8,007,987
PRET LLC, Series 2025-NPL8, Class A2(c)(d)	7.99%	07/25/28	7,850,000	7,864,430
PRET LLC, Series 2025-NPL9, Class A1(c)(d)	5.39%	08/25/28	22,103,053	21,956,309
PRET LLC, Series 2025-NPL9, Class A2(c)(d)	7.51%	08/25/28	7,000,000	7,003,387
PRET LLC, Series 2026-NPL1, Class A1(c)(d)	5.18%	12/25/28	9,303,392	9,199,278
PRET LLC, Series 2026-NPL1, Class A2(c)(d)	6.54%	12/25/28	8,816,000	8,808,929
PRET LLC, Series 2026-NPL2, Class A2(c)(d)	6.41%	01/25/29	4,000,000	3,972,514
PRET LLC, Series 2026-NPL3, Class A2(c)(d)	6.22%	02/25/29	7,500,000	7,414,277
PRET LLC, Series 2026-NPL4, Class A1(c)(d)	5.51%	03/25/29	7,738,704	7,685,768
PRET LLC, Series 2026-NPL4, Class A2(c)(d)	7.14%	03/25/29	10,000,000	10,027,472
PRET LLC, Series 2026-NPL5, Class A1(c)(d)	5.71%	04/25/29	21,473,174	21,418,660
PRET LLC, Series 2026-NPL6, Class A2(c)(d)	6.66%	05/25/29	6,300,000	6,297,811
PRET LLC, Series 2026-RN1, Class A1(c)(d)	5.67%	05/25/29	6,528,135	6,534,137
PRET LLC, Series 2026-RN1, Class A2(c)(d)	6.54%	05/25/29	7,000,000	6,968,674
PRET LLC, Series 2026-RN2, Class A1(c)(d)	5.77%	07/25/56	4,968,445	4,976,708
PRET LLC, Series 2026-RN2, Class A2(c)(d)	6.78%	07/25/56	1,803,000	1,806,528
RAMP, Series 2007-RS1, Class A4(b)	1M CME TERM SOFR + 0.67%	02/25/37	32,244,743	6,486,475
RCO IX Mortgage LLC, Series 2025-4, Class A1(c)(d)	5.31%	10/25/28	30,833,725	30,713,874
RCO IX Mortgage LLC, Series 2026-2, Class A1(c)(d)	5.77%	05/25/29	18,848,551	18,879,427

	Rate	Maturity Date	Principal Amount	Value
RCO IX Mortgage LLC, Series 2026-2, Class A2(c)(d)	6.78%	05/25/29	7,000,000	6,999,992
RCO VIII Mortgage LLC, Series 2025-3, Class A1(c)(d)	6.43%	05/25/28	835,287	836,235
RCO X Mortgage LLC, Series 2025-5, Class A1(c)(d)	5.42%	10/25/28	36,145,862	35,897,084
RCO X Mortgage LLC, Series 2026-1, Class A1(c)(d)	5.54%	03/25/29	23,323,071	23,207,564
RCO X Mortgage LLC, Series 2026-1, Class A2(c)(d)	6.90%	03/25/29	10,000,000	10,007,606
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1(c)(d)	7.77%	04/25/28	708,305	705,822
VCAT LLC, Series 2026-NPL1, Class A1(c)(d)	5.10%	01/25/29	7,667,270	7,645,107
VCAT LLC, Series 2026-NPL3, Class A1(c)(d)	5.57%	05/25/29	7,539,621	7,532,461
Total WL Collateral CMO				350,219,490

TOTAL ASSET-BACKED SECURITIES
(Cost $1,097,391,837)				1,084,755,526

	Rate	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (24.38%)

Commercial MBS (24.31%)
1345T, Series 2025-AOA, Class D(b)(c)	1M CME TERM SOFR + 3.00%	06/15/27	3,250,000	3,254,550
ARZ Trust, Series 2024-BILT, Class F	8.27%	06/11/39	10,783,000	10,991,112
ARZ Trust, Series 2024-BILT, Class G(c)	8.80%	06/11/39	1,966,000	2,010,825
BAHA Trust, Series 2024-MAR, Class X(b)(c)(g)	0.35%	12/10/29	284,500,000	2,133,750
BAMLL Commercial Mortgage Securities Trust, Series 2026-HRHB, Class C(b)(c)	5.82%	05/05/31	9,300,000	9,192,120
BAMLL Commercial Mortgage Securities Trust, Series 2026-HRHB, Class E(b)(c)	7.31%	05/05/31	7,200,000	7,119,360
Banc of America Re-Remic Trust, Series 2023-FRR1, Class D(c)	0.00%	02/27/32	9,155,000	6,023,075
BANK 2019-BNK17, Series 2019-BN17, Class E(c)	3.00%	04/15/29	1,849,000	1,537,259
BANK, Series 2022-BNK41, Class D(c)	2.50%	04/15/32	1,500,000	1,047,450
BBCMS Mortgage Trust, Series 2018-TALL, Class C(b)(c)	1M CME TERM SOFR + 1.32%	03/15/37	3,312,000	3,061,613
BBCMS Mortgage Trust, Series 2018-TALL, Class E(b)(c)	1M CME TERM SOFR + 2.63%	03/15/37	4,760,000	3,946,040
BCP Trust, Series 2021-330N, Class B(b)(c)	1M CME TERM SOFR + 1.31%	06/15/38	4,200,000	3,285,660
BCP Trust, Series 2021-330N, Class C(b)(c)	1M CME TERM SOFR + 1.72%	06/15/38	4,089,000	2,783,791
BCP Trust, Series 2021-330N, Class D(b)(c)	1M CME TERM SOFR + 2.61%	06/15/38	2,389,270	1,138,965
BCP Trust, Series 2021-330N, Class E(b)(c)	1M CME TERM SOFR + 3.75%	06/15/38	15,300,000	2,301,120
BCP Trust, Series 2021-330N, Class F(b)(c)	1M CME TERM SOFR + 4.75%	06/15/38	8,500,000	500,650
Benchmark Mortgage Trust, Series 2025-V13, Class HCB(b)(c)	6.98%	01/15/30	20,109,991	20,488,059
Benchmark Mortgage Trust, Series 2025-V13, Class HCC(b)(c)	8.10%	01/15/30	3,000,000	3,045,300
Benchmark Mortgage Trust, Series 2025-V13, Class HCD(b)(c)	8.89%	01/15/30	7,373,000	7,561,012
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A(b)(c)	1M CME TERM SOFR + 1.85%	08/15/27	4,113,000	4,131,097
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 3C(c)(h)	0.00%	05/25/52	12,585,000	10,872,182
BMO Mortgage Trust, Series 2025-5C10, Class D(c)	4.50%	05/15/58	2,000,000	1,739,200
BX Commercial Mortgage Trust, Series 2021-ACNT, Class E(b)(c)	1M CME TERM SOFR + 2.31%	11/15/26	638,139	638,075
BX Commercial Mortgage Trust, Series 2024-XL4, Class C(b)(c)	1M CME TERM SOFR + 2.19%	02/15/39	2,633,554	2,645,668
BX Commercial Mortgage Trust, Series 2026-XL6, Class D(b)(c)	1M CME TERM SOFR + 2.10%	03/15/28	5,221,705	5,252,513
BX Commercial Mortgage Trust, Series 2026-XL6, Class E(b)(c)	1M CME TERM SOFR + 3.00%	03/15/28	16,275,445	16,389,373

	Rate	Maturity Date	Principal Amount	Value
BX Trust, Series 2021-LBA, Class CV(b)(c)	1M CME TERM SOFR + 1.71%	02/15/36	945,000	945,000
BX Trust, Series 2021-LBA, Class DV(b)(c)	1M CME TERM SOFR + 1.85%	02/15/36	329,000	328,934
BX Trust, Series 2021-LBA, Class EV(b)(c)	1M CME TERM SOFR + 2.25%	02/15/36	1,400,000	1,399,720
BX Trust, Series 2021-LBA, Class GV(b)(c)	1M CME TERM SOFR + 3.25%	02/15/36	336,000	335,933
BX Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 3.99%	04/15/27	10,500,000	10,516,800
BX Trust, Series 2022-VAMF, Class D(b)(c)	1M CME TERM SOFR + 1.88%	01/15/27	1,078,000	1,077,892
BX Trust, Series 2024-CNYN, Class D(b)(c)	1M CME TERM SOFR + 2.69%	04/15/41	4,193,000	4,209,772
BX Trust, Series 2025-DELC, Class C(b)(c)	1M CME TERM SOFR + 2.20%	12/15/27	10,000,000	10,031,000
BX Trust, Series 2025-DELC, Class D(b)(c)	1M CME TERM SOFR + 2.60%	12/15/27	10,000,000	10,031,000
BX Trust, Series 2025-DELC, Class E(b)(c)	1M CME TERM SOFR + 3.05%	12/15/27	6,000,000	6,022,800
BX Trust, Series 2025-VOLT, Class B(b)(c)	1M CME TERM SOFR + 2.10%	12/15/27	4,758,000	4,763,710
BX Trust, Series 2026-RISE, Class D(b)(c)	1M CME TERM SOFR + 2.00%	04/15/28	1,000,000	1,002,500
BXP Trust, Series 2021-601L, Class D(b)(c)	2.78%	01/15/32	1,699,000	1,380,268
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D(b)(c)	1M CME TERM SOFR + 3.19%	03/15/27	7,770,016	7,770,016
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E(b)(c)	1M CME TERM SOFR + 4.13%	03/15/27	18,579,880	18,579,880
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class F(b)(c)	1M CME TERM SOFR + 5.33%	03/15/27	4,634,746	4,634,746
Cali 2024-Sun, Series 2024-SUN, Class A(b)(c)	1M CME TERM SOFR + 1.89%	07/15/41	2,730,000	2,734,641
Cali 2024-Sun, Series 2024-SUN, Class D(b)(c)	1M CME TERM SOFR + 3.63%	07/15/41	8,900,000	8,937,380
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(b)(c)	4.66%	05/15/52	4,600,000	3,220
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58(c)	0.00%	09/29/29	24,870,000	24,514,358
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class D(b)(c)	3.31%	11/10/30	1,433,000	1,280,242
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class E(b)(c)	3.31%	11/10/30	5,300,000	4,618,420
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class E(b)(c)	5.85%	06/12/28	14,500,000	14,165,050
Credit Suisse Commercial Mortgage Trust 2020-FACT E	9.16%	10/15/37	1,745,000	1,255,528
CSMC, Series 2019-UVIL, Class D(b)(c)	3.28%	12/15/29	1,540,000	1,411,102
CSMC, Series 2020-FACT, Class C(b)(c)	1M CME TERM SOFR + 3.21%	10/15/37	5,000,000	4,748,000
CSTL Commercial Mortgage Trust, Series 2025-GATE2, Class D(b)(c)	5.63%	11/10/30	4,500,000	4,429,800
CSTL Commercial Mortgage Trust, Series 2026-GATE3, Class D(b)(c)	5.52%	02/10/31	4,410,000	4,325,328
DC Trust, Series 2024-HLTN, Class D(b)(c)	7.71%	04/13/28	2,439,000	2,430,707
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A(b)(c)	5.84%	01/15/29	360,000	360,720
ELP Commercial Mortgage Trust, Series 2025-ELP, Class E(b)(c)	6.45%	11/13/30	10,000,000	9,966,000
EQT Trust, Series 2026-IND1, Class D(b)(c)	1M CME TERM SOFR + 2.00%	07/15/31	1,900,000	1,903,230
EQT Trust, Series 2026-IND1, Class E(b)(c)	1M CME TERM SOFR + 2.70%	07/15/31	1,300,000	1,303,380

	Rate	Maturity Date	Principal Amount	Value
ESTN Trust, Series 2026-TOWN, Class D(b)(c)	6.47%	05/12/36	8,500,000	8,526,350
Extended Stay America Trust, Series 2025-ESH, Class D(b)(c)	1M CME TERM SOFR + 2.60%	10/15/27	12,859,756	13,003,786
Extended Stay America Trust, Series 2025-ESH, Class E(b)(c)	1M CME TERM SOFR + 3.35%	10/15/27	15,205,949	15,358,009
Extended Stay America Trust, Series 2025-ESH, Class F(b)(c)	1M CME TERM SOFR + 4.10%	10/15/27	986,249	998,478
Extended Stay America Trust, Series 2026-ESH2, Class D(b)(c)	1M CME TERM SOFR + 2.25%	02/15/28	6,652,134	6,697,369
Extended Stay America Trust, Series 2026-ESH2, Class E(b)(c)	1M CME TERM SOFR + 2.90%	02/15/28	936,920	944,322
Freddie Mac Mscr Trust Mn1, Series 2021-MN1, Class M2(b)(c)	30D US SOFR + 3.75%	01/25/51	2,000,000	2,048,400
Freddie Mac Mscr Trust Mn7, Series 2023-MN7, Class M2(b)(c)	30D US SOFR + 5.70%	04/25/33	2,300,000	2,463,530
Freddie Mac Mscr Trust Mn8, Series 2024-MN8, Class M1(b)(c)	30D US SOFR + 2.85%	05/25/29	9,145,938	9,224,593
Freddie Mac Mscr Trust Mn8, Series 2024-MN8, Class M2(b)(c)	30D US SOFR + 4.25%	06/25/33	2,300,000	2,401,890
Freddie Mac Mscr Trust Mn9, Series 2024-MN9, Class M2(b)(c)	30D US SOFR + 3.25%	10/25/44	2,500,000	2,537,750
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022-151, Class X3(b)(g)	4.38%	11/25/32	6,840,000	1,521,216
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-153, Class X3(b)(g)	4.68%	01/25/33	19,488,345	4,603,147
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-154, Class X3(b)(g)	5.10%	01/25/33	11,437,000	2,959,896
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024-162, Class X3(b)(g)	5.89%	01/25/34	8,700,000	2,898,840
FREMF Mortgage Trust, Series 2018-K156, Class C(c)(h)	0.00%	07/25/33	6,449,682	3,661,484
FREMF Mortgage Trust, Series 2019-KL05, Class CP(b)(c)	3.96%	06/25/29	28,878,000	25,580,131
FRESB Mortgage Trust, Series 2019-SB66, Class X1(b)(g)	1.11%	07/25/29	20,391,860	444,424
FRESB Mortgage Trust, Series 2020-SB74, Class X1(b)(g)	0.00%	03/25/30	15,433,249	487,691
FRESB Mortgage Trust, Series 2020-SB79, Class X1(b)(g)	0.39%	07/25/40	13,686,113	495,659
FRESB Mortgage Trust, Series 2020-SB81, Class X1(b)(g)	0.49%	10/25/30	16,534,618	608,295
FRESB Mortgage Trust, Series 2021-SB82, Class X1(b)(g)	0.74%	10/25/40	30,707,712	540,526
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(g)	0.75%	01/25/41	19,301,585	394,299
FRESB Mortgage Trust, Series 2021-SB84, Class X1(b)(g)	0.09%	01/25/31	23,381,093	493,893
FRESB Mortgage Trust, Series 2022-SB95, Class X1(b)(g)	0.00%	11/25/31	102,274,927	1,371,814
FS Commercial Mortgage Trust, Series 2023-4SZN, Class B(b)(c)	7.54%	11/10/27	610,000	613,294
FS Commercial Mortgage Trust, Series 2023-4SZN, Class E(b)(c)	10.42%	11/10/27	15,740,000	15,902,122
Government National Mortgage Association, Series 2018-16, Class IO(b)(g)	0.59%	03/16/59	66,172,187	2,289,558
Great Wolf Trust, Series 2024-WOLF, Class D(b)(c)	1M CME TERM SOFR + 2.89%	03/15/29	7,600,000	7,651,680
Great Wolf Trust, Series 2024-WOLF, Class E	7.30%	03/15/39	19,100,000	19,227,970
GS Mortgage Securities Corp. II, Series 2024-70P, Class D(b)	7.29%	03/10/29	2,769,000	2,797,521
Hilton USA Trust, Series 2016-HHV, Class E(b)(c)	4.19%	11/05/26	6,500,000	6,477,250
Hilton USA Trust, Series 2016-HHV, Class F(b)(c)	4.19%	11/05/26	10,000,000	9,942,000
Hilton USA Trust, Series 2025-NVIL, Class B(b)(c)	1M CME TERM SOFR + 2.19%	07/15/27	5,000,000	5,014,500
Hilton USA Trust, Series 2025-NVIL, Class C(b)(c)	1M CME TERM SOFR + 2.64%	07/15/27	13,200,000	13,256,760
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class A10(c)	4.15%	08/05/34	540,847	526,082
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class B10(c)	4.91%	08/05/34	4,250,000	3,957,175
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class D(b)(c)	1M CME TERM SOFR + 3.44%	09/15/26	12,900,000	12,914,190

	Rate	Maturity Date	Principal Amount	Value
INTOWN Mortgage Trust, Series 2025-STAY, Class D(b)(c)	1M CME TERM SOFR + 2.85%	03/15/27	18,000,000	18,000,000
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Series 2007-LD12, Class AJ(b)	6.35%	02/15/51	451,990	450,951
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B(b)(c)	1M CME TERM SOFR + 1.36%	04/15/27	12,210,574	12,134,869
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class D(b)(c)	1M CME TERM SOFR + 2.42%	04/15/27	6,171,036	6,125,371
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BHR5, Class C(b)(c)	1M CME TERM SOFR + 2.54%	03/15/30	3,040,000	3,054,288
JPMCC Multifamily Housing Mortgage Loan Trust, Series 2025-Q032, Class C(b)(c)	6.50%	10/25/29	8,460,255	8,236,058
JW Commercial Mortgage Trust, Series 2026-MRCO, Class A(b)(c)	1M CME TERM SOFR + 1.50%	05/15/28	5,000,000	5,012,000
JW Commercial Mortgage Trust, Series 2026-MRCO, Class C(b)(c)	1M CME TERM SOFR + 1.95%	05/15/28	2,250,000	2,261,475
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, Series 2024-LGND, Class D(c)(d)	7.79%	11/05/27	5,401,000	5,401,540
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, Series 2024-LGND, Class E(c)(d)	8.76%	11/05/27	9,140,000	9,139,086
LQR Trust, Series 2025-CALI, Class D(b)(c)	1M CME TERM SOFR + 3.00%	01/15/28	1,250,000	1,251,750
MAC Trust, Series 2025-801B, Class A(b)(c)	1M CME TERM SOFR + 1.70%	10/15/27	12,500,000	12,528,750
MAC Trust, Series 2025-801B, Class B(b)(c)	1M CME TERM SOFR + 2.15%	10/15/27	12,200,000	12,228,060
MAC Trust, Series 2025-801B, Class C(b)(c)	1M CME TERM SOFR + 2.70%	10/15/27	7,300,000	7,324,090
MAD Commercial Mortgage Trust, Series 2025-11MD, Class D(b)(c)	6.57%	10/15/30	14,789,000	14,817,099
MCR Mortgage Trust, Series 2024-TWA, Class E(c)	8.73%	06/12/27	25,695,000	25,754,098
Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2024-Q025, Class B(b)	30D US SOFR + 3.85%	12/25/30	15,239,488	15,318,733
MLTI Trust, Series 2026-MLTI, Class A2(b)(c)	1M CME TERM SOFR + 1.65%	06/15/28	10,000,000	10,022,000
MLTI Trust, Series 2026-MLTI, Class B2(b)(c)	1M CME TERM SOFR + 2.00%	06/15/28	10,000,000	10,000,000
MLTI Trust, Series 2026-SF75, Class E(b)(c)	1M CME TERM SOFR + 3.25%	03/15/28	22,863,000	22,853,854
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(c)	2.72%	12/15/36	8,944,000	4,921,691
Multifamily Connecticut Avenue Securities Trust, Series 2023-01, Class M10(b)(c)	30D US SOFR + 6.50%	02/25/32	5,000,000	5,652,000
Multifamily Connecticut Avenue Securities Trust, Series 2024-01, Class M10(b)(c)	30D US SOFR + 3.85%	07/25/54	1,400,000	1,464,680
Multifamily Connecticut Avenue Securities, Series 2019-01, Class M10(b)(c)	30D US SOFR + 3.36%	10/25/49	1,401,531	1,412,183
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10(b)(c)	30D US SOFR + 3.86%	03/25/50	10,577,203	10,724,226
National Commercial Mortgage Trust, Series 2026-IND, Class D(b)(c)	1M CME TERM SOFR + 2.15%	06/15/28	4,000,000	4,015,200
National Commercial Mortgage Trust, Series 2026-IND, Class E(b)(c)	1M CME TERM SOFR + 3.15%	06/15/28	20,000,000	20,070,000
NYC Commercial Mortgage Trust, Series 2026-31W, Class C(b)(c)	6.20%	07/15/29	2,500,000	2,491,750
NYC Commercial Mortgage Trust, Series 2026-31W, Class D(b)(c)	6.70%	07/15/29	1,500,000	1,502,850
NYC Commercial Mortgage Trust, Series 2026-31W, Class E(b)(c)	7.81%	07/15/29	5,000,000	4,996,500
ORL Trust, Series 2024-GLKS, Class C(b)(c)	1M CME TERM SOFR + 2.29%	12/15/29	1,775,000	1,781,568

	Rate	Maturity Date	Principal Amount	Value
PGA Trust, Series 2024-RSR2, Class B(b)(c)	1M CME TERM SOFR + 2.39%	06/15/39	4,910,000	4,911,473
PRM5 Trust, Series 2025-PRM5, Class D	5.62%	03/10/28	1,750,000	1,731,450
PRM7 Trust, Series 2025-PRM7, Class D(b)(c)	5.66%	11/10/30	9,520,000	9,316,272
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(c)	5.60%	03/27/39	6,196,560	6,150,085
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class E(b)(c)	1M CME TERM SOFR + 2.75%	08/15/27	2,700,000	2,704,860
SCG Mortgage Trust, Series 2026-PALM, Class D(b)(c)	1M CME TERM SOFR + 1.95%	07/15/31	1,500,000	1,504,650
SCG Trust, Series 2025-SNIP, Class D(b)(c)	1M CME TERM SOFR + 2.60%	09/15/27	2,460,000	2,472,546
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1(b)(c)	3.87%	01/05/35	6,497,500	5,566,408
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2A(b)(c)	3.66%	01/05/35	3,195,000	2,733,642
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B(b)(c)	4.14%	01/05/35	14,945,000	12,937,887
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B(b)(c)	4.39%	01/05/35	4,991,000	4,219,391
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class C(b)(c)	4.39%	01/05/35	8,133,239	6,499,271
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class D(b)(c)	4.39%	01/05/35	8,100,000	5,890,320
SLG Office Trust, Series 2021-OVA, Class F(c)	2.85%	07/15/31	9,500,000	7,827,050
SMR Mortgage Trust, Series 2022-IND, Class C(b)(c)	1M CME TERM SOFR + 2.95%	02/15/39	3,898,800	3,900,749
SMR Mortgage Trust, Series 2022-IND, Class D(b)(c)	1M CME TERM SOFR + 3.95%	02/15/39	4,988,718	4,991,212
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 5.00%	02/15/39	10,170,000	10,175,085
SREIT Trust, Series 2021-MFP2, Class G(b)(c)	1M CME TERM SOFR + 3.08%	11/15/36	3,024,000	3,023,395
THPT Mortgage Trust, Series 2023-THL, Class C(b)(c)	8.53%	12/10/26	4,844,448	4,853,168
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(b)(c)	6.79%	10/29/29	787,571	625,115
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(b)(c)	4.93%	03/25/27	199,899	171,240
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(b)(c)	5.03%	03/25/31	1,359,666	806,667
Velocity Commercial Capital Loan Trust, Series 2021-2, Class M1(b)(c)	1.82%	09/25/28	1,433,279	1,156,973
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(b)(c)	5.03%	11/25/31	528,533	406,293
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M5(b)(c)	5.82%	06/25/32	2,923,707	2,286,532
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M6(b)(c)	5.82%	08/25/33	1,092,430	800,038
Velocity Commercial Capital Loan Trust, Series 2022-2, Class M5(b)(c)	5.71%	04/25/52	2,748,688	2,154,422
Velocity Commercial Capital Loan Trust, Series 2023-2, Class M4(b)(c)	10.41%	10/25/34	2,751,944	2,831,525
Velocity Commercial Capital Loan Trust, Series 2023-3, Class M4(b)(c)	10.63%	08/25/53	2,731,810	2,814,784
Velocity Commercial Capital Loan Trust, Series 2024-2, Class M4(b)(c)	10.72%	04/25/54	3,615,720	3,756,224
WB Commercial Mortgage Trust, Series 2024-HQ, Class C(b)(c)	7.13%	03/15/28	8,500,000	8,443,900
Wells Fargo Commercial Mortgage Trust, Series 2025-B33RP, Class C(b)(c)	1M CME TERM SOFR + 2.00%	08/15/27	10,006,912	10,021,923
Wells Fargo Commercial Mortgage Trust, Series 2025-B33RP, Class D(b)(c)	1M CME TERM SOFR + 2.50%	08/15/27	3,599,609	3,622,286
Wells Fargo Commercial Mortgage Trust, Series 2025-B33RP, Class E(b)(c)	1M CME TERM SOFR + 3.50%	08/15/27	15,898,272	16,014,329

	Rate	Maturity Date	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2025-HI, Class C(b)(c)	1M CME TERM SOFR + 2.69%	10/15/27	21,500,000	21,534,400
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class C(b)(c)	5.41%	03/10/29	7,500,000	7,387,500
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class D(b)(c)	6.38%	03/10/29	5,441,000	5,404,545
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class E(b)(c)	7.83%	03/10/29	6,134,000	6,169,577
Total Commercial MBS				974,106,697

Other (0.07%)
Countrywide Alternative Loan, Series 2007-17CB, Class A6(b)	4.29%	08/25/37	6,389,459	2,707,922

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,021,976,049)				976,814,619

	Rate	Maturity Date	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS (0.10%)

REITS (0.10%)
PennyMac Corp.	8.50%	06/01/29	3,000,000	3,036,810
Redwood Trust, Inc.	7.75%	06/15/27	1,000,000	1,014,641

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $3,931,590)				4,051,451

	Rate	Maturity Date	Principal Amount	Value
CORPORATE BONDS (2.04%)

Consumer (1.92%)
FBG Bid Co. LLC(c)(f)	8.50%	06/20/56	13,545,140	13,545,140
FBG Bid Co. LLC(c)(f)	10.50%	06/20/56	12,452,083	12,452,083
FBG Top Co. LLC(c)(f)	12.50%	06/20/56	18,020,178	11,016,456
TWNPKS Bid Co. LLC(c)(f)	8.50%	06/20/56	16,643,920	16,643,920
TWNPKS Bid Co. LLC(c)(f)	10.50%	06/20/56	4,998,494	4,998,494
TWNPKS Top Co. LLC, Series A-3(c)(f)	12.50%	06/20/56	13,850,977	13,850,977
TWNPKS Top Co. LLC, Series B(c)(f)	13.50%	06/20/56	6,827,357	4,173,836
Total Consumer				76,680,906

Diversified Financial Services (0.12%)
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)	0.00%	03/15/30	7,076,849	4,946,010

TOTAL CORPORATE BONDS
(Cost $85,083,465)				81,626,916

	Rate	Maturity Date	Principal Amount	Value
GOVERNMENT BONDS (9.24%)

Sovereign (9.24%)
U.S. Treasury Note	3.88%	08/15/34	250,000,000	237,480,475
U.S. Treasury Note(i)	4.25%	05/15/35	34,000,000	32,982,655
U.S. Treasury Note(i)	4.63%	02/15/35	100,000,000	99,789,060

TOTAL GOVERNMENT BONDS
(Cost $383,480,559)				370,252,190

	Rate	Maturity Date	Principal Amount	Value
LOANS (3.08%)

Equipment (0.11%)
HPEF Equipment Loans(b)	14.00%	12/31/30	4,359,922	4,357,326

	Rate	Maturity Date	Principal Amount	Value
Mortgage Securities (2.97%)
Cardinal RTL Loans	8.17%	01/01/29	4,449,101	4,446,307
Center Street RTL Loans(b)(j)(k)	10.15%	08/21/26	44,029,479	43,958,581
Churchill RTL Loans(b)(l)	7.69%	01/01/29	23,957,115	23,855,085
Copper Hill Sportsmans RT(b)	7.15%	02/01/27	6,724,668	6,672,825
EMCAP RTL Loans(b)(m)	9.30%	06/01/27	6,260,626	6,239,304
Kerrville Portfolio(b)	6.80%	04/01/31	6,741,000	6,720,103
Sterling Capital RTL Loans(b)(n)	9.00%	02/01/28	7,931,800	7,882,179
Woodlawn Apartments(b)	6.38%	04/01/31	6,018,000	5,931,341
YouLand RTL Loans	8.00%	12/31/49	13,286,667	13,267,774
Total Mortgage Securities				118,973,499

TOTAL LOANS
(Cost $122,968,203)				123,330,825

	Rate	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (28.71%)

Home Equity (0.97%)
FIGRE Trust, Series 2024-HE4, Class D(b)(c)	5.92%	09/25/54	2,000,000	1,966,732
FIGRE Trust, Series 2024-HE4, Class E(b)(c)	6.81%	09/25/54	1,000,000	1,003,875
FIGRE Trust, Series 2025-FL1, Class A2(c)(d)	5.47%	07/25/55	4,846,637	4,809,027
FIGRE Trust, Series 2025-HE3, Class B(b)(c)	5.71%	05/25/55	2,206,032	2,196,043
FIGRE Trust, Series 2025-HE4, Class C(b)(c)	5.71%	07/25/55	2,584,828	2,555,303
FIGRE Trust, Series 2025-HE6, Class A(b)(c)	5.04%	09/25/55	14,177,260	13,906,537
FIGRE Trust, Series 2025-PF2, Class A(b)(c)	5.02%	10/25/55	6,569,131	6,469,085
FIGRE Trust, Series 2025-PF2, Class B(b)(c)	5.12%	10/25/55	2,031,020	1,995,764
FIGRE Trust, Series 2025-PF2, Class C(b)(c)	5.22%	10/25/55	1,868,538	1,836,160
FIGRE Trust, Series 2025-PF2, Class D(b)(c)	6.14%	10/25/55	2,100,000	2,079,772
Total Home Equity				38,818,298

WL Collateral CMO (27.52%)
A&D Mortgage Trust, Series 2023-NQM4, Class A3(c)(d)	8.10%	10/25/27	1,355,143	1,356,761
A&D Mortgage Trust, Series 2023-NQM5, Class B1(b)(c)	8.03%	11/25/68	3,000,000	3,005,396
A&D Mortgage Trust, Series 2024-NQM4, Class A3(c)(d)	5.82%	08/25/69	3,540,360	3,536,708
A&D Mortgage Trust, Series 2024-NQM4, Class B1B(b)(c)	7.95%	08/25/69	2,572,667	2,602,269
A&D Mortgage Trust, Series 2024-NQM4, Class M1(b)(c)	5.93%	08/25/69	6,800,000	6,780,065
A&D Mortgage Trust, Series 2025-NQM2, Class A2(c)(d)	5.94%	05/25/29	1,615,301	1,617,530
A&D Mortgage Trust, Series 2025-NQM3, Class A1(c)(d)	5.37%	08/25/70	7,555,939	7,518,636
A&D Mortgage Trust, Series 2025-NQM4, Class A1(c)(d)	5.23%	09/25/29	9,965,045	9,869,669
A&D Mortgage Trust, Series 2025-NQM4, Class A1B(c)(d)	5.23%	09/25/29	8,153,120	8,057,808
A&D Mortgage Trust, Series 2025-NQM4, Class A2(c)(d)	5.48%	09/25/29	5,033,254	5,007,063
A&D Mortgage Trust, Series 2025-NQM4, Class A3(c)(d)	5.73%	09/25/29	22,647,830	22,555,976
A&D Mortgage Trust, Series 2025-NQM5, Class M1(b)(c)	5.89%	11/25/29	1,650,000	1,620,357
A&D Mortgage Trust, Series 2026-NQM1, Class A3(c)(d)	5.27%	01/25/30	6,691,146	6,584,210
A&D Mortgage Trust, Series 2026-NQM1, Class B1(b)(c)	6.52%	01/25/30	2,700,000	2,642,835
A&D Mortgage Trust, Series 2026-NQM1, Class M1(b)(c)	5.80%	01/25/30	5,000,000	4,879,901
A&D Mortgage Trust, Series 2026-NQM2, Class A1(b)(c)	4.81%	03/25/71	17,325,947	16,996,034
A&D Mortgage Trust, Series 2026-NQM4, Class A1(b)(c)	5.57%	06/25/71	9,213,917	9,209,466
A&D Mortgage Trust, Series 2026-NQM4, Class A2(c)(d)	5.73%	06/25/71	2,675,008	2,665,821
A&D Mortgage Trust, Series 2026-NQM4, Class A3(c)(d)	5.93%	06/25/71	5,250,942	5,232,739
ADMT, Series 2024-NQM6, Class A3(c)(d)	6.07%	01/25/70	2,997,806	3,002,648
ADMT, Series 2024-NQM6, Class M1(b)(c)	6.57%	01/25/70	5,000,000	5,006,216
Alternative Loan Trust, Series 2006-18CB, Class A1(b)	1M CME TERM SOFR + 0.58%	07/25/36	8,769,852	3,392,182
Alternative Loan Trust, Series 2006-24CB, Class A19(b)	1M CME TERM SOFR + 0.61%	08/25/36	2,221,287	905,288
Alternative Loan Trust, Series 2006-24CB, Class A5(b)	1M CME TERM SOFR + 0.71%	08/25/36	4,813,796	1,994,689

	Rate	Maturity Date	Principal Amount	Value
Alternative Loan Trust, Series 2006-6CB, Class 2A1(b)	1M CME TERM SOFR + 0.81%	05/25/36	9,911,692	2,778,287
Alternative Loan Trust, Series 2007-5CB, Class 1A19(b)	1M CME TERM SOFR + 0.56%	04/25/37	7,641,744	2,848,563
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2(d)	6.75%	12/25/36	7,626,627	2,192,529
Anchor Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	6.36%	11/25/27	3,400,000	3,389,107
Anchor Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	7.96%	11/25/27	3,600,000	3,594,648
Angel Oak Mortgage Trust, Series 2019-6, Class B1(b)(c)	3.94%	11/25/59	2,000,000	1,870,131
Angel Oak Mortgage Trust, Series 2020-R1, Class A1(b)(c)	0.99%	04/25/53	968,191	933,314
Angel Oak Mortgage Trust, Series 2021-6, Class A1(b)(c)	1.46%	09/25/66	14,838,768	12,330,264
Angel Oak Mortgage Trust, Series 2021-7, Class A1(b)(c)	1.98%	10/25/66	13,649,122	11,620,056
Archwest Mortgage Trust, Series 2026-RTL1, Class M1(b)(c)	6.99%	04/25/41	2,000,000	1,997,600
Arixa Mortgage Trust, Series 2025-RTL1, Class A1(c)(d)	5.74%	02/25/28	21,100,000	21,035,287
Banc of America Funding 2006 8T2 Trust, Series 2006-8T2, Class A6(d)	6.55%	10/25/36	1,546,509	1,355,683
Banc of America Funding, Series 2015-R2, Class 9A2(c)(d)	4.56%	07/27/27	8,911,812	8,097,900
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A2(b)(c)	1.98%	09/25/51	774,454	702,062
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3(b)(c)	2.19%	09/25/51	2,447,274	2,225,388
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class M1(b)(c)	5.48%	02/25/30	6,000,000	5,823,605
BCAP LLC-I Trust, Series 2010-RR5, Class 2A10(b)(c)	6.10%	04/26/37	8,255,848	3,806,998
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(b)	1M CME TERM SOFR + 0.51%	03/25/37	4,979,000	4,444,199
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 1A2(b)	1M CME TERM SOFR + 0.59%	04/25/37	2,253,276	2,085,866
BINOM Securitization Trust, Series 2021-INV1, Class A1(b)(c)	2.03%	06/25/56	13,706,166	12,303,238
Boston Lending Trust, Series 2022-1, Class M2(b)(c)	2.75%	02/25/27	2,827,196	2,724,286
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1(b)(c)	0.94%	02/25/49	1,452,768	1,370,566
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A3(b)(c)	1.33%	02/25/49	463,474	437,788
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1(b)(c)	0.97%	03/25/60	1,161,959	1,152,960
Cardinal Mortgage Trust, Series 2025-RTL1, Class A1(c)(d)	5.59%	05/25/28	20,000,000	19,889,332
Cardinal Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	6.76%	05/25/28	6,000,000	5,958,055
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	8.34%	05/25/27	10,526,000	10,584,410
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class A1(c)(d)	5.38%	07/25/28	32,500,000	32,147,425
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class A2(c)(d)	6.41%	07/25/28	5,500,000	5,457,966
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class M(c)(d)	8.54%	07/25/28	1,900,000	1,873,643
CHNGE Mortgage Trust, Series 2022-1, Class A1(b)(c)	4.01%	01/25/67	6,870,586	6,515,181
CHNGE Mortgage Trust, Series 2023-2, Class A1(c)(d)	6.53%	05/25/27	449,173	448,328
CHNGE Mortgage Trust, Series 2023-3, Class A1(c)(d)	7.10%	06/25/27	1,589,315	1,587,033
CHNGE Mortgage Trust, Series 2023-4, Class A1(c)(d)	7.57%	09/25/58	2,598,789	2,595,970
Citigroup Mortgage Loan Trust, Series 2025-LTV1, Class A1(b)(c)	5.24%	11/25/29	7,875,331	7,838,943
COLT Mortgage Loan Trust, Series 2026-6, Class A1(b)	5.65%	08/25/71	4,000,000	4,003,162
COLTMortgage Pass-Through Certificates, Series 2021-1R, Class A3(b)(c)	1.42%	05/25/65	1,795,313	1,637,071
Cross Mortgage Trust, Series 2023-H1, Class B1(b)(c)	8.23%	03/25/68	3,000,000	2,994,912
Cross Mortgage Trust, Series 2024-H6, Class B1A(b)(c)	6.64%	09/25/69	1,079,000	1,067,320
Cross Mortgage Trust, Series 2025-CES1, Class A1A(c)(d)	5.30%	10/25/29	3,663,619	3,640,238
CSMC, Series 2021-NQM2, Class A1(b)(c)	1.18%	02/25/66	4,799,917	4,235,675
CSMC, Series 2021-NQM2, Class A3(b)(c)	1.54%	02/25/66	2,435,191	2,174,781
CSMC, Series 2021-NQM3, Class A1(b)(c)	1.02%	04/25/66	2,858,456	2,514,595
CSMC, Series 2021-NQM3, Class A3(b)(c)	1.63%	04/25/66	936,932	834,098

	Rate	Maturity Date	Principal Amount	Value
Deephaven Residential Mortgage Trust, Series 2021-2, Class A2(b)(c)	1.21%	04/25/66	1,139,158	1,021,241
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1(b)(c)	1.19%	08/25/66	2,333,400	2,091,038
Dominion Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	8.02%	09/25/27	6,000,000	6,037,148
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A(b)	1M CME TERM SOFR + 0.31%	10/19/36	17,826,540	11,881,218
Easy Street Mortgage Loan Trust, Series 2025-RTL2, Class A1(c)(d)	5.61%	11/25/27	14,000,000	13,916,200
Easy Street Mortgage Loan Trust, Series 2025-RTL2, Class A2(c)(d)	7.16%	11/25/27	3,600,000	3,565,989
EFMT, Series 2025-RTL1, Class M1(b)(c)	6.39%	05/25/28	2,000,000	1,997,391
Ellington Financial Mortgage Trust, Series 2021-3, Class A1(b)(c)	1.24%	09/25/66	3,468,572	2,869,287
Ellington Financial Mortgage Trust, Series 2021-3, Class A3(b)(c)	1.55%	09/25/66	833,015	693,615
Fidelis Mortgage Trust, Series 2026-RTL2, Class B(b)	7.90%	07/25/41	2,250,000	2,216,725
Fidelis Mortgage Trust, Series 2026-RTL2, Class M1(b)	7.16%	07/25/41	1,450,000	1,447,929
GCAT, Series 2021-NQM3, Class A1(b)(c)	1.09%	05/25/66	4,024,305	3,518,364
GCAT, Series 2021-NQM3, Class A3(b)(c)	1.50%	05/25/66	2,893,339	2,548,299
GCAT, Series 2021-NQM4, Class A1(b)(c)	1.09%	08/25/66	480,748	390,574
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2(b)	2.50%	05/25/51	8,106,748	6,520,865
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4(b)	2.50%	06/25/52	7,904,460	6,333,448
GS Mortgage-Backed Securities Trust 2022-LTV2, Series 2022-MM1, Class A2(b)(c)	2.50%	07/25/52	13,260,832	10,633,530
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(b)(c)	4.21%	07/25/61	1,000,000	792,818
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2(b)(c)	3.00%	08/26/52	19,853,993	16,613,760
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4(b)	2.50%	01/25/43	6,325,605	5,072,345
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A6(b)(c)	3.00%	01/25/43	7,376,543	6,172,668
GS Mortgage-Backed Securities Trust, Series 2022-PJ6, Class A4(b)	3.00%	03/25/42	23,333,070	19,525,040
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class A3(c)(d)	5.49%	10/25/29	13,253,245	13,094,350
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class M1(b)(c)	5.79%	10/25/29	3,856,000	3,775,384
GS Mortgage-Backed Securities Trust, Series 2026-HE1, Class M1(b)(c)	30D US SOFR + 1.90%	03/25/66	4,464,000	4,487,018
GS Mortgage-Backed Securities Trust, Series 2026-HLTV1, Class M1(b)	6.27%	11/25/66	2,650,000	2,617,036
GS Mortgage-Backed Securities Trust, Series 2026-NQM5, Class A1(b)	5.79%	11/25/66	11,071,000	11,086,778
GS Mortgage-Backed Securities Trust, Series 2026-NQM5, Class A2	5.99%	11/25/66	4,000,000	4,005,643
GS Mortgage-Backed Securities Trust, Series 2026-NQM5, Class A3	6.09%	11/25/66	4,000,000	4,005,618
GS Mortgage-Backed Securities Trust, Series 2026-NQM5, Class M1(b)	6.34%	11/25/66	5,000,000	4,999,970
GS Mortgage-Backed Securities Trust, Series 2026-R1, Class A1(c)(d)	5.53%	03/25/30	6,532,117	6,501,387
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A(b)	1M CME TERM SOFR + 0.49%	05/19/46	14,641,214	7,147,986
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A1(b)(c)	1.38%	10/25/55	2,416,824	2,335,392
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class B1(b)(c)	8.06%	02/25/68	4,500,000	4,514,615
JP Morgan Mortgage Trust, Series 2022-3, Class A2(b)(c)	3.00%	08/25/52	7,461,357	6,248,304
JP Morgan Mortgage Trust, Series 2022-6, Class A3(b)(c)	3.00%	07/25/42	10,627,297	8,906,173
JP Morgan Mortgage Trust, Series 2024-7, Class A3(b)(c)	3.00%	04/25/53	12,829,037	10,743,316
JP Morgan Mortgage Trust, Series 2025-NQM4, Class M1B(b)(c)	5.99%	10/25/29	1,500,000	1,471,357

	Rate	Maturity Date	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2025-NQM5, Class M1A(b)(c)	5.67%	12/25/29	2,742,000	2,682,663
JP Morgan Mortgage Trust, Series 2026-4MPR, Class A1A(c)(d)	5.63%	05/25/30	11,392,438	11,347,187
JP Morgan Mortgage Trust, Series 2026-NQM2, Class A3(c)(d)	5.71%	09/25/66	1,955,665	1,945,819
JP Morgan Mortgage Trust, Series 2026-NQM4, Class M1(b)	6.44%	12/01/66	1,000,000	1,002,380
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A2(c)(d)	5.83%	06/25/30	4,958,892	4,947,240
JP Morgan Resecuritization Trust, Series 2015-1, Class 4A2(b)(c)	4.26%	09/27/36	7,403,490	6,955,425
Lehman Mortgage Trust, Series 2006-7, Class 3A1(b)	1M CME TERM SOFR + 0.46%	11/25/36	34,370,594	3,922,499
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)	1M CME TERM SOFR + 0.71%	01/25/37	1,584,387	823,439
Lehman Mortgage Trust, Series 2007-2, Class 2A1(b)	1M CME TERM SOFR + 0.42%	02/25/37	25,019,752	4,721,495
Lehman XS Trust, Series 2007-6, Class 3A31(d)	4.19%	05/25/37	22,793	20,582
Lehman XS Trust, Series 2007-6, Class 3A32(b)	1M CME TERM SOFR + 0.61%	05/25/37	5,769,228	5,277,160
LHOME Mortgage Trust, Series 2024-RTL4, Class M1(b)(c)	7.79%	01/25/27	2,000,000	2,002,183
LHOME Mortgage Trust, Series 2024-RTL5, Class M1(b)(c)	6.82%	09/25/39	9,400,000	9,412,966
LHOME Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	7.02%	01/25/40	6,000,000	6,024,911
LHOME Mortgage Trust, Series 2025-RTL3, Class M1(b)(c)	6.89%	02/25/28	2,500,000	2,513,411
LHOME Mortgage Trust, Series 2025-RTL3, Class M2(b)(c)	8.73%	02/25/28	2,550,000	2,576,644
LHOME Mortgage Trust, Series 2026-RTL1, Class M1(b)(c)	5.99%	07/25/28	5,400,000	5,306,362
LHOME Mortgage Trust, Series 2026-RTL1, Class M2(b)(c)	7.69%	07/25/28	1,400,000	1,389,722
Magen Capital Group Trust, Series 2026-RTL1, Class A2(c)(d)	7.46%	09/25/28	10,000,000	9,953,406
Magen Capital Group Trust, Series 2026-RTL1, Class M(c)(d)	9.06%	09/25/28	2,500,000	2,488,493
Mello Mortgage Capital Acceptance, Series 2021-INV1, Class A3(b)(c)	2.50%	05/25/43	10,759,486	8,607,589
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class 1A10(b)	1M CME TERM SOFR + 0.46%	05/25/37	15,833,188	2,460,509
MFA, Series 2021-INV2, Class A1(b)(c)	1.91%	11/25/56	1,908,008	1,693,105
MFA, Series 2021-NQM1, Class A2(b)(c)	1.38%	04/25/65	973,641	920,299
MFA, Series 2021-NQM1, Class A3(b)(c)	1.64%	04/25/65	1,994,659	1,889,392
MFA, Series 2024-RTL3, Class A2(c)(d)	6.54%	05/25/28	1,600,000	1,602,837
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class A2(c)(d)	5.22%	10/25/29	3,288,202	3,249,954
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM5, Class A1(b)(c)	5.49%	04/27/71	23,368	23,324
NMLT, Series 2021-INV1, Class A1(b)(c)	1.19%	05/25/56	1,143,415	998,554
Nomura Resecuritization Trust, Series 2014-8R, Class 1A2(b)(c)	4.35%	10/26/36	1,675,795	1,630,949
OBX, Series 2020-EXP2, Class A3(b)(c)	2.50%	05/25/60	8,294,154	6,879,613
OBX, Series 2022-J2, Class A2(b)(c)	3.00%	08/25/52	7,116,475	5,959,492
OBX, Series 2023-INV1, Class A1(b)(c)	3.00%	01/25/52	17,803,452	14,897,873
PRKCM, Series 2021-AFC1, Class A1(b)(c)	1.51%	08/25/56	9,750,713	8,120,359
PRKCM, Series 2023-AFC1, Class A3(c)(d)	7.30%	02/25/27	615,090	614,035
PRMI Securitization Trust, Series 2025-CMG1, Class A1S(b)(c)	30D US SOFR + 1.70%	01/25/32	13,225,000	13,178,176
PRMI Securitization Trust, Series 2025-CMG1, Class M1(b)(c)	30D US SOFR + 2.80%	01/25/32	1,996,000	1,987,492
PRPM LLC, Series 2025-3, Class A1(c)(d)	6.26%	05/25/28	17,777,377	17,716,342
PRPM LLC, Series 2025-5, Class A1(c)(d)	5.73%	07/25/28	12,717,344	12,668,703
PRPM LLC, Series 2025-5, Class A2(c)(d)	8.57%	07/25/28	4,072,000	4,060,001
PRPM LLC, Series 2025-6, Class A1(c)(d)	5.77%	08/25/28	17,066,277	16,998,491
PRPM LLC, Series 2025-6, Class A2(c)(d)	8.33%	08/25/28	4,400,000	4,379,622
PRPM LLC, Series 2026-1, Class A2(c)(d)	6.47%	02/25/31	3,000,000	2,974,601
PRPM LLC, Series 2026-3, Class A1(c)(d)	5.96%	04/25/29	11,780,101	11,727,922
PRPM LLC, Series 2026-R1, Class A1(b)	5.00%	01/25/68	2,000,000	1,966,816
Rain City Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	8.02%	04/25/27	10,000,000	10,017,464

	Rate	Maturity Date	Principal Amount	Value
RALI, Series 2006-QS2, Class 1A14(b)	1M CME TERM SOFR + 0.81%	02/25/36	4,164,975	3,280,133
RALI, Series 2006-QS4, Class A5(b)	1M CME TERM SOFR + 0.61%	04/25/36	1,309,392	993,053
RALI, Series 2007-QO5, Class A(b)	12M US FED + 3.12%	08/25/47	9,462,102	1,222,739
RALI, Series 2007-QS7, Class 2A1	6.75%	06/25/37	27,921,638	10,108,758
RBSSP Resecuritization Trust, Series 2009-7, Class 5A3(b)(c)	1M CME TERM SOFR + 0.51%	06/26/37	2,700,240	1,987,685
Reneu Redi Q-1 Trust, Series 2026-RTL1, Class A2(c)(d)	7.25%	06/25/41	3,250,000	3,240,076
Residential Asset Securitization Trust, Series 2006-R1, Class A2(b)	1M CME TERM SOFR + 0.51%	01/25/46	9,872,946	2,816,077
Residential Asset Securitization Trust, Series 2007-A1, Class A1	6.00%	03/25/37	3,489,023	1,084,845
Residential Asset Securitization Trust, Series 2007-A1, Class A3(b)	1M CME TERM SOFR + 0.71%	03/25/37	30,490,109	7,484,846
Residential Asset Securitization Trust, Series 2007-A1, Class A9	5.75%	03/25/37	4,568,310	1,409,109
RMF Proprietary Issuance Trust, Series 2022-1, Class M2(b)(c)	3.00%	01/25/28	5,000,000	4,521,000
Roc Mortgage Trust, Series 2021-RTL1, Class M(b)(c)	6.68%	08/25/26	4,633,939	4,398,896
SAIF Securitization Trust, Series 2024-CES1, Class A1(c)(d)	5.97%	08/25/28	7,356,449	7,374,378
SAIF Securitization Trust, Series 2024-CES1, Class A3(c)(d)	6.33%	08/25/28	745,000	747,626
SAIF Securitization Trust, Series 2024-CES1, Class M1(c)(d)	6.73%	08/25/28	3,036,000	3,049,385
Saluda Grade Alternative Mortgage Trust, Series 2024-INV1, Class M1(b)(c)	6.60%	07/25/28	2,000,000	2,006,524
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1(c)(d)	7.76%	04/25/30	7,609,262	7,590,895
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL6, Class A1(c)(d)	7.44%	12/25/26	20,754,522	20,706,525
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL6, Class A2(c)(d)	8.68%	12/25/26	6,250,000	6,234,455
Saluda Grade Alternative Mortgage Trust, Series 2026-RTL7, Class A1(c)(d)	5.75%	03/25/31	12,000,000	11,801,521
Saluda Grade Alternative Mortgage Trust, Series 2026-RTL7, Class A2(c)(d)	6.75%	03/25/31	1,500,000	1,473,955
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A2(c)(d)	5.94%	02/25/65	2,302,119	2,305,909
Santander Mortgage Asset Receivable Trust, Series 2025-NQM5, Class A1(b)(c)	5.07%	08/25/65	11,076,808	10,959,640
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class M1(b)(c)	5.69%	01/25/30	1,700,000	1,660,509
Santander Mortgage Asset Receivable Trust, Series 2026-NQM4, Class A2(c)(d)	5.75%	05/25/66	3,457,239	3,441,785
Santander Mortgage Asset Receivable Trust, Series 2026-NQM4, Class A3(c)(d)	5.87%	05/25/66	2,469,457	2,466,119
Santander Mortgage Asset Receivable Trust, Series 2026-NQM5, Class A3(c)(d)	5.86%	06/25/30	4,992,965	4,970,919
Sequoia Mortgage Trust, Series 2025-S1, Class A4(b)(c)	2.50%	11/25/37	9,398,783	8,237,363
SG Residential Mortgage Trust, Series 2021-2, Class A1(b)(c)	1.74%	12/25/61	13,271,218	11,152,203
SG Residential Mortgage Trust, Series 2025-1, Class A1(b)(c)	5.10%	12/25/29	4,641,929	4,603,586
SG Residential Mortgage Trust, Series 2026-2, Class A1(b)(c)	5.25%	03/25/30	13,572,798	13,497,201
SG Residential Mortgage Trust, Series 2026-4, Class A1(b)(c)	5.51%	07/01/66	2,732,249	2,727,756
Starwood Mortgage Residential Trust, Series 2021-2, Class A2(b)(c)	1.17%	05/25/65	305,528	297,397
Starwood Mortgage Residential Trust, Series 2021-2, Class A3(b)(c)	1.43%	05/25/65	372,595	363,026
Starwood Mortgage Residential Trust, Series 2021-5, Class A3(b)(c)	2.44%	09/25/66	5,294,709	4,557,301
Starwood Mortgage Residential Trust, Series 2022-1, Class A1(b)(c)	2.45%	12/25/66	4,785,471	4,250,642
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(b)	1M CME TERM SOFR + 0.49%	02/25/37	4,169,721	5,013,886
Toorak Mortgage Trust, Series 2024-RRTL2, Class A2(c)(d)	5.90%	09/25/39	13,875,000	13,892,313
Toorak Mortgage Trust, Series 2024-RRTL2, Class M1(b)(c)	7.26%	09/25/39	6,000,000	6,016,001

	Rate	Maturity Date	Principal Amount	Value
Toorak Mortgage Trust, Series 2025-RRTL1, Class A2(c)(d)	6.16%	03/25/27	15,750,000	15,732,536
Toorak Mortgage Trust, Series 2025-RRTL1, Class M1(b)(c)	6.79%	03/25/27	4,000,000	4,007,022
TVC Mortgage Trust, Series 2024-RRTL1, Class A2(c)(d)	5.96%	02/25/27	2,000,000	2,001,473
TVC Mortgage Trust, Series 2026-RRTL1, Class M1(b)(c)	6.34%	07/25/28	2,500,000	2,468,193
TVC Mortgage Trust, Series 2026-RRTL1, Class M2(b)(c)	8.09%	07/25/28	1,000,000	991,410
Velocity Commercial Capital Loan Trust, Series 2025-RTL1, Class A2(c)(d)	8.52%	03/25/30	5,863,000	5,876,133
Verus Securitization Trust, Series 2021-R1, Class A1(b)(c)	0.82%	10/25/63	441,682	432,438
Verus Securitization Trust, Series 2021-R1, Class A2(b)(c)	1.06%	10/25/63	328,182	321,411
Verus Securitization Trust, Series 2021-R1, Class A3(b)(c)	1.26%	10/25/63	785,901	770,221
Verus Securitization Trust, Series 2021-R3, Class A1(b)(c)	1.02%	04/25/64	10,043,419	9,722,754
Verus Securitization Trust, Series 2021-R3, Class A2(b)(c)	1.28%	04/25/64	504,947	489,182
Verus Securitization Trust, Series 2021-R3, Class B2(b)(c)	4.07%	04/25/64	3,000,000	2,647,186
Verus Securitization Trust, Series 2022-1, Class A1(c)(d)	3.72%	01/25/67	4,307,522	4,034,873
Verus Securitization Trust, Series 2026-4, Class A2(c)(d)	5.32%	04/25/30	3,213,269	3,185,533
Verus Securitization Trust, Series 2026-4, Class A3(c)(d)	5.48%	04/25/30	3,954,793	3,920,044
Vontive Mortgage Trust, Series 2025-RTL1, Class A1(c)(d)	6.51%	03/25/27	8,000,000	8,043,561
Vontive Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	8.01%	03/25/27	4,600,000	4,630,025
Total WL Collateral CMO				1,102,716,082

WL Collateral PAC (0.22%)
Alternative Loan Trust, Series 2006-18CB, Class A7(b)	1M CME TERM SOFR + 0.46%	07/25/36	23,215,806	8,799,183

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $1,183,854,999)				1,150,333,563

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (8.62%)

Money Market Fund (8.62%)
First American Government Obligations Fund, Class X	3.57%	343,911,769	343,911,769
JPMorgan US Treasury Plus Money Market Fund, Class Capital	3.58%	1,430,816	1,430,816

TOTAL SHORT TERM INVESTMENTS - COMMON SHARES
(Cost $345,342,585)			345,342,585

TOTAL INVESTMENTS (103.47%)
(Cost $4,254,081,542)			4,144,949,142

Liabilities in Excess of Other Assets (-3.47%)			(138,832,379)
NET ASSETS (100.00%)			$4,006,116,763

(a)	Perpetual maturity.
(b)

Floating or variable rate security. The Reference Rates are described below. Interest rate shown reflects the rate in effect at July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $2,977,219,996, which represents 74.32% of net assets as of July 31, 2026.

(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2026.
(e)	Paid in kind security which may pay interest in additional par.
(f)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(g)	Interest only securities.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	On July 31, 2026, securities valued at $133,929,044 were pledged as collateral for reverse repurchase agreements.
(j)	Security has associated unfunded commitments of $2,622,768.
(k)	The Fund's interest in this loan are held through a wholly-owned LLC of the Fund.

(l)	Security has associated unfunded commitments of $13,625,680.
(m)	Security has associated unfunded commitments of $2,298,114.
(n)	Security has associated unfunded commitments of $902,195.

Investment Abbreviations:

REIT - Real Estate Investment Trust

RTL - Residential Term Loans

SOFR - Secured Overnight Financing Rate

FED - Federal Funds Rate

Reference Rates:

12M US FED - 12 Month US FED as of July 31, 2026 was 3.63%

1M CME TERM SOFR - 1 Month CME SOFR as of July 31, 2026 was 3.66%

30D US SOFR - 30 Day US SOFR as of July 31, 2026 was 3.62%

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	8/5/2026	$50,000,000	USD	0.73%	$22,058	$22,058
							$22,058	$22,058

Pay	Goldman Sachs & Co. LLC	1D US SOFR	1/22/2034	$13,256,000	USD	3.74%	$(429,808)	$(429,808)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	10/11/2034	21,500,000	USD	3.60%	(991,481)	(991,481)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	4/24/2033	35,542,920	USD	3.38%	(1,919,240)	(1,919,240)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	2/13/2034	26,664,000	USD	3.82%	(730,096)	(730,096)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	4/3/2033	34,745,115	USD	3.39%	(1,825,193)	(1,825,193)
							$(5,895,818)	$(5,895,818)
							$(5,873,760)	$(5,873,760)

*	The swap contracts with the floating 1D US SOFR pay and receive amounts annually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

FUTURES CONTRACTS - LONG(CENTRALLY CLEARED)

Description	Counterparty	Position	Contracts	Expiration Date	Notional	Unrealized Appreciation/(Depreciation)
US 10yr Ultra Fut Sep26	Goldman Sachs	Long	$1,500	September 2026	$164,976,563	$(2,815,162)

REVERSE REPURCHASE AGREEMENTS

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount

Bank Of America Merrill Lynch
	3.76%	7/31/2026	8/31/2026	$(100,000,000)
	3.80%	7/15/2026	8/14/2026	(32,000,000)
				$(132,000,000)

All agreements can be terminated by either party or demand at value plus accrued interest.

Axonic Strategic Income Fund

CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

7/31/2026

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a diversified series of the Axonic Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

The Fund's assets may be invested in wholly-owned and controlled subsidiaries of the Fund, including Axonic Strategic Loan Funds LLC and AxLender (SX) LLC (the "Subsidiaries"). Both of the Subsidiaries have the same investment objective as the Fund and are Delaware limited liability companies. To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiaries, which are pass-through entities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.” The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiaries – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiaries. As of July 31, 2026, the total value of investments held by the Subsidiaries is $43,958,581, or 1.10% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values its investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator, at its discretion, may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day NAV of such fund.

Securities for which market prices are not “readily available” are valued in good faith by the Fund's Adviser as “valuation designee” under the oversight of the Fund's Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Fund's Board. The Advisor may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Fund's administrator. All fair valuation determinations shall be made by the Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Adviser. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Structured credit and other similar debt securities including, but not limited to asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, loans and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and/or dealers in those instruments recommended by the Adviser. Interest Rate Swaps are valued by an independent pricing service as approved by the Adviser. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing services or dealer quotations that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing services or dealers to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of July 31, 2026:

Investments in Securities at Fair Value(a)(b)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$202,085	$–	$–	$202,085
Preferred Stocks	8,239,382	–	–	8,239,382

Investments in Securities at Fair Value(a)(b)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset-Backed Securities	–	1,084,693,766	61,760	1,084,755,526
Commercial Mortgage-Backed Securities	–	976,814,619	–	976,814,619
Convertible Corporate Bonds	–	4,051,451	–	4,051,451
Corporate Bonds	–	4,946,010	76,680,906	81,626,916
Government Bonds	–	370,252,190	–	370,252,190
Loans	–	123,330,825	–	123,330,825
Residential Mortgage-Backed Securities	–	1,150,333,563	–	1,150,333,563
Short Term Investments - Common Shares	345,342,585	–	–	345,342,585
Total	$353,784,052	$3,714,422,424	$76,742,666	$4,144,949,142
Derivative Instruments(c)
Assets:
Interest Rate Swap Contracts	$–	$22,058	$–	$22,058
Liabilities:
Interest Rate Swap Contracts	$–	$(5,895,818)	$–	$(5,895,818)
Future Contract	(2,815,162)	–	–	(2,815,162)
Total	$(2,815,162)	$(5,873,760)	$–	$(8,688,922)

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments.
(c)

Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments.  The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

	Asset-Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2025	$–	$–	$–
Accrued discount/premium	–	–	–
Return of Capital	–	–	–
Realized Gain/(Loss)	–	–	–
Change in Unrealized Appreciation/(Depreciation)	–	(2,925,433)	(2,925,433)
Purchases	–	2,608,364	2,608,364
Sales Proceeds	–	–	–
Transfer into Level 3	61,760	76,997,975	77,059,735
Transfer out of Level 3	–	–	–
Balance as of July 31, 2026	$61,760	$76,680,906	$76,742,666
Net change in unrealized appreciation/(depreciation) included in the Consolidated Statements of Operations attributable to Level 3 investments held at July 31, 2026	$(1,812,523)	$(2,925,433)	$(4,737,956)

The table below provides additional information about Level 3 Fair Value Measurements as of July 31, 2026:

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Asset-Backed Securities	$ 61,760	Discount Cash Flow Method	Discount Rate EV/EBITDA	20% 12.0x
Corporate Bonds	$ 76,680,906	Discount Cash Flow Method	Discount Rate EV/EBITDA	20% 12.0x

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

3. DERIVATIVE CONTRACTS

The Fund may transact in derivative transactions in connection with its investment activities. Such transactions are subject to interest risk, market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap Agreements: Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

Futures Contracts: Futures contracts are commitments to either purchase or sell a financial instrument or commodity at a future date for a specified price. Upon entering into futures contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent changes in market value of the contract (which may require additional margin to be deposited) are recorded for financial statement purposes as unrealized gains or losses.

The Fund may use futures contracts to hedge against changes in the value of financial instruments or changes in interest rates. Upon entering into such futures contracts, the Fund bears the risk of interest rates or financial instruments’ prices moving adversely to the positions. With futures, counterparty risk is mitigated as these contracts are exchange-traded and the exchange’s clearinghouse guarantees against non-performance by the counterparty.

4. REVERSE REPURCHASE AGREEMENTS

The Fund may engage in reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes or to meet repurchase requests so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligations to repurchase the securities.